Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 5,288,996	$ 176,830	$ 7,898,458
Financial assets at FVTOCI	3,800,465	12,706	1,597,323
Financial liabilities at FVTPL	973,571	32,550	36,655
Investments in equity instruments designated at fair value through other comprehensive income	755,903	25,272	580,399
Trade receivables, net	1,014,872	33,931	1,016,924
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	56,561	1,891	1,557,714
Financial liabilities at FVTPL	862,581	28,839	29,058
Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	104,308	3,487	32,070
Financial liabilities at FVTPL	110,990	3,711	7,597
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,460,123	115,685	5,151,255
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	662,290	22,143	581,800
Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments designated at fair value through other comprehensive income	158,718	5,306
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	377,440	12,619	275,000
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	603,718	20,184	200,123
Private-placement convertible bonds [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			100,496
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments			540,730
Investments in equity instruments designated at fair value through other comprehensive income	565,028	18,891
Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	32,157	1,075	39,669
Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	1,014,872	33,931	1,016,924
Trade receivables, net	2,029,690	67,860
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	110,990	3,711	7,597
Call options [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	24,556	821
Call options [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	24,556	821
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	4,122,413	137,828	5,733,055
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,460,123	115,685	5,151,255
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	662,290	22,143	581,800
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	160,869	5,378	1,690,280
Financial liabilities at FVTPL	973,571	32,550	36,655
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	56,561	1,891	1,557,714
Financial liabilities at FVTPL	862,581	28,839	29,058
Level 2 of fair value hierarchy [Member] | Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	104,308	3,487	32,070
Level 2 of fair value hierarchy [Member] | Private-placement convertible bonds [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			100,496
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	110,990	3,711	7,597
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,005,714	33,624	475,123
Financial assets at FVTOCI	3,800,465	12,706	1,597,323
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments designated at fair value through other comprehensive income	158,718	5,306
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	377,440	12,619	275,000
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	603,718	20,184	200,123
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments			540,730
Investments in equity instruments designated at fair value through other comprehensive income	565,028	18,891
Level 3 of fair value hierarchy [member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	32,157	1,075	39,669
Level 3 of fair value hierarchy [member] | Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	1,014,872	33,931	$ 1,016,924
Trade receivables, net	2,029,690	67,860
Level 3 of fair value hierarchy [member] | Call options [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 24,556	$ 821